Balance Sheets (Supera Pharmaceuticals, Inc.) (Parenthetical) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	17,585,261	1,738,837
Common stock, shares outstanding	17,585,261	1,738,837
Supera Pharmaceuticals, Inc. [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	25,000,000	25,000,000
Common stock, shares outstanding	25,000,000	25,000,000